Provisions and other non-current liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Environmental provision, fiscal year maturity [abstract]
Due within two years	$ 54
Due later than two years, but within five years	205
Due later than five years, but within ten years	221
Due after ten years	73
Total environmental remediation liability provisions	$ 553	$ 498	$ 538	$ 588